CONVERTIBLE NOTE RECEIVABLE (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021
Embedded Derivative [Line Items]
Note receivable, stated interest rate	10.00%
Note receivable, minimum financing round for conversion	$ 20,000,000.0
Note receivable, discount rate for conversion	20.00%
Estimated fair value of the embedded derivative upon issuance	$ 350,000	$ 0
Effective interest rate	19.34%
Interest income		21,116
Amortization of discount		$ 4,449
After Demand For Payment Subsequent To Two Year Anniversary Of Issuance [Member]
Embedded Derivative [Line Items]
Note receivable, principal amount	$ 1,000,000
Note receivable, maturity period	30 days
After Issuance Absent Demand For Payment [Member]
Embedded Derivative [Line Items]
Note receivable, maturity period	4 years
After Financial Close [Member]
Embedded Derivative [Line Items]
Note receivable, maturity period	5 days